Current Assets - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block [Abstract]
Current assets - cash and cash equivalents

Note 10. Current assets - cash and cash equivalents and restricted cash

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$
Cash and cash equivalents	18,917,416	3,947,156	12,851,506
Restricted cash	59,126	49,144	40,166
Cash at bank	18,976,542	3,996,300	12,891,672

Accounting policy for cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash represents deposits with banks which are used mainly as a security for guarantees provided against facilities lease agreement.